Derivatives transactions between related parties (Details) - 12 months ended Dec. 31, 2017 - Korea Development Bank [Member] $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Cross Currency Interest Rate Contract 1 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2016~2019	2016~2019
Pay, Contract Amount | ₩	₩ 105,260
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.48%	2.48%
Contract Interest rate Receive	2.38%	2.38%
Contract exchange rate	1,052.60	1,052.60
Cross Currency Interest Rate Contract 2 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2015~2025	2015~2025
Pay, Contract Amount | ₩	₩ 111,190
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%
Contract exchange rate	1,111.90	1,111.90
Cross Currency Interest Rate Contract 3 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2022	2017~2022
Pay, Contract Amount | ₩	₩ 111,610
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.31%	2.31%
Contract Interest rate Receive	3.13%	3.13%
Contract exchange rate	1,116.10	1,116.10
Cross Currency Interest Rate Contract 4 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2020	2017~2020
Pay, Contract Amount | ₩	₩ 114,580
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.75%	1.75%
Contract Interest rate Receive	2.38%	2.38%
Contract exchange rate	1,145.80	1,145.80
Cross Currency Interest Rate Contract 5 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2016~2021	2016~2021
Pay, Contract Amount | ₩	₩ 121,000
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.15%	2.15%
Contract Interest rate Receive	2.50%	2.50%
Contract exchange rate	1,210.00	1,210.00
Cross Currency Interest Rate Contract 6 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2022	2017~2022
Pay, Contract Amount | ₩	₩ 113,300
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.95%	1.95%
Contract Interest rate Receive	2.63%	2.63%
Contract exchange rate	1,133.00	1,133.00
Cross Currency Forward Contract 1 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 104,849
Receive, Contract Amount | $		$ 100,000
Contract exchange rate	1,048.49	1,048.49
Contract date	Dec. 27, 2017	Dec. 27, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Cross Currency Forward Contract 2 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 11,950
Receive, Contract Amount | $		$ 11
Contract exchange rate	1,086.35	1,086.35
Contract date	Dec. 14, 2017	Dec. 14, 2017
Matrurity date	Jan. 10, 2018	Jan. 10, 2018
Cross Currency Forward Contract 3 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 15,130
Receive, Contract Amount | $		$ 14
Contract exchange rate	1,080.70	1,080.70
Contract date	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Jan. 16, 2018	Jan. 16, 2018
Cross Currency Forward Contract 4 [Member]
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 11,782
Receive, Contract Amount | $		$ 11
Contract exchange rate	1,071.10	1,071.10
Contract date	Dec. 28, 2017	Dec. 28, 2017
Matrurity date	Jan. 31, 2018	Jan. 31, 2018